Document and Entity Information	Dec. 18, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 18, 2020
Entity File Number	001-33480
Entity Registrant Name	CLEAN ENERGY FUELS CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0968580
Entity Address, Address Line One	4675 MacArthur Court, Suite 800
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	437-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CLNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001368265
Amendment Flag	false